Vista Outdoor Inc. - 10-Q CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Total assets	$ 0	$ 0	$ 0
Current liabilities:
Other current liabilities		129,352,000	146,377,000
Total liabilities	0	0	0
Parent company equity
Total stockholder equity	0	0	0
Total liabilities and stockholder equity	0	0	0
Vista Outdoor Inc.
Current assets:
Cash and cash equivalents	55,981,000	60,271,000	86,208,000
Net receivables	355,968,000	355,903,000	339,373,000
Net inventories	619,531,000	609,999,000	709,897,000
Income tax receivable	0	9,113,000	0
Other current assets	42,369,000	39,836,000	60,636,000
Total current assets	1,073,849,000	1,075,122,000	1,196,114,000
Net property, plant, and equipment	184,774,000	201,864,000	228,247,000
Operating lease assets	101,427,000	107,007,000	106,828,000
Goodwill	318,251,000	318,251,000	465,709,000
Net intangible assets	613,324,000	627,636,000	733,176,000
Deferred income tax assets	12,504,000	12,895,000	0
Other non-current assets	59,664,000	59,605,000	68,808,000
Total assets	2,363,793,000	2,402,380,000	2,798,882,000
Current liabilities:
Accounts payable	146,745,000	163,411,000	136,556,000
Accrued compensation	49,404,000	56,983,000	60,719,000
Accrued income taxes	4,104,000	0	6,676,000
Federal excise, use, and other taxes	35,282,000	35,552,000	38,543,000
Other current liabilities	147,597,000	129,352,000	146,377,000
Total current liabilities	383,132,000	385,298,000	453,871,000
Long-term debt	632,378,000	717,238,000	984,658,000
Long-term operating lease liabilities	100,983,000	105,699,000	103,313,000
Accrued pension and postemployment benefits	18,766,000	22,866,000	25,114,000
Other long-term liabilities	42,275,000	44,982,000	59,384,000
Total liabilities	1,177,534,000	1,276,083,000	1,667,089,000
Commitments and contingencies (Note 16)
Parent company equity
Issued and outstanding—58,238,276 shares as of March 31, 2024 and 57,085,756 shares as of March 31, 2023	583,000	582,000	570,000
Additional paid-in-capital	1,650,078,000	1,653,089,000	1,711,155,000
Accumulated deficit	(178,913,000)	(236,033,000)	(230,528,000)
Accumulated other comprehensive loss	(73,404,000)	(74,348,000)	(80,802,000)
Common stock in treasury, at cost—5,726,163 shares held as of March 31, 2024 and 6,878,683 shares held as of March 31, 2023	(212,085,000)	(216,993,000)	(268,602,000)
Total stockholder equity	1,186,259,000	1,126,297,000	1,131,793,000
Total liabilities and stockholder equity	$ 2,363,793,000	$ 2,402,380,000	$ 2,798,882,000